Related Party Transactions	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

Departure of Directors and Certain Officers and Election of Directors and Appointment of Certain Officers: On July 24, 2024, The Company’s Chief Executive Officer (the “Original CEO”) resigned from his management position at the Company and from the Board. The Chief Operating Officer, and a director of the Company, was appointed as the new Chief Executive Officer (the “New CEO”) effective July 24, 2024.

The Lender, the Original CEO, and the New CEO, entered into a settlement agreement pursuant to which the New CEO resigned from his management position at the Company and from the Company’s Board effective September 4, 2024. In conjunction with the New CEO’s resignation, the number of Board seats increased from six to seven and appointed two new directors to fill such vacancies, one of whom was also appointed as Chief Executive Officer of the Company effective September 2024.

Due from/to affiliates: Amounts owed to the Company from affiliates that the Company transacts with in the normal course of business, are recorded as due from affiliates on the accompanying consolidated balance sheets and totaled $35,045 and $2,039,274 as of September 30, 2024 and 2023, respectively. Amounts owed to affiliates totaled $579,524 and $6,808,749 as of September 30, 2024 and 2023, respectively. Amounts due to and from these affiliates are short-term in nature, non-interest bearing, unsecured and repayable on demand. The nature of these transactions consists of the following:

Financial services revenue and due from affiliates: Certain of the Company’s directors, executive officers, principal owners, including immediate family members, are either directly or indirectly, through a controlling interest in an entity, users of the Company’s services. The Company recognized revenue from related party customers of $69,619 and $138,419 for the years ended September 30, 2024 and 2023, respectively.

General support services revenue, general support services cost of revenue, due from affiliate and due to affiliate: The Company provides general support services under a General Services Agreement (“GSA”) with a customer, whom a Company’s shareholder has an indirect controlling interest in. The GSA required minimum monthly payments of $1,600,000 during the years ended September 30, 2024 and 2023. The GSA was terminated effective January 1, 2024. General support services totaling $4,800,000 and $19,200,000, respectively, were recognized as revenue – general support services - related party on the accompanying consolidated statements of operations and comprehensive loss the years ended September 30, 2024 and 2023, respectively.

The Company utilizes a supplier, whom a Company’s shareholder has an indirect controlling interest in, to provide general support services to its customer under a GSA (the “GSS GSA”). For the period from October 1, 2022 through April 30, 2023, the minimum monthly payment required by the GSS GSA was $1,575,000. For the period from May 1, 2023 through December 31, 2023, the minimum monthly payment required by the GSS GSA was $1,550,000. Effective January 1, 2024, the Company terminated the GSS GSA. During the years ended September 30, 2024 and 2023, $4,650,000 and $18,775,000, respectively, were recorded as cost of revenue – general support services - related party under the GSS GSA on the accompanying consolidated statements of operations and comprehensive loss.

In December 2023, the Company settled an outstanding liability with the supplier totaling $2,727,061 through the issuance of 94,710 shares of the Company’s common stock (see Note 14).

On September 30, 2024, the Company, the customer under the GSA and the supplier under the GSS GSA entered into a release agreement pursuant to which the parties confirmed that the GSA between the Company and the customer and the GSS GSA between the Company and the supplier were terminated effective January 1, 2024. The parties further confirmed that there are no obligations or liabilities outstanding or owed between the parties as of September 30, 2024 and each party released and forever discharged the other party from any and all claims, demands, damages, actions, causes of action, or suits of any kind or nature whatsoever, both known and unknown, which have arisen or may arise from the GSA or the GSS GSA. Accordingly, at September 30, 2024, the amount of $6,141,000 owed from the customer under the GSA, which is comprised of $4,800,000 of revenues recognized during the year ended September 30, 2024, and $1,341,000 of revenues recognized during the year ended September 30, 2023, was written off and the obligation of $6,082,962 to the supplier under the GSS GSA was de-recognized. The bad debt expense and gain recognized on the terminations of the GSA and GSS GSA, respectively, are included as components of operating expenses and other (expense) income, respectively, on the accompanying consolidated statement of operations and comprehensive loss, for the year ended September 30, 2024.

Advances: From time to time, the Company receives advances from an entity where certain of the Company’s directors, executive officers, principal owners, including immediate family members, either directly or indirectly, have a controlling interest in the entity (see Note 10).

Investments: At the time the Company acquired a 5.0% interest in a privately held company’s equity securities, a shareholder of the Company and a director of the Company owned, directly and indirectly, approximately 40.0% and 10.0% of the outstanding securities of that privately held company (see Note 7).

Operating expenses: The Company incurred $221,660 and $191,765 for professional fees provided by the Company’s directors, executive officers, principal owners, including immediate family members, are either directly or indirectly through controlling interest in other entities for the years ended September 30, 2024 and 2023, respectively. Additionally, entities affiliated with related parties of the Company provide office space and administrative services such as the use of accountants to record the books and accounts of the Company at no charge. These services are considered immaterial.

Transaction Advisory: A member of the Company’s Board was also a managing director of a transaction advisory firm (“TA Firm”) at the time the Company entered into a letter agreement in November 2021 to engage the TA firm to serve as the exclusive transactional financial advisor and finder with respect to the Business Combination. The letter agreement of the TA Firm was terminated effective October 2023 and the board member resigned effective October 2023. The Company incurred advisory fees totaling $70,000 and $0 incurred during the years ended September 30, 2024 and 2023, respectively. The TA Firm ceased being a related party at the time the board member resigned.

Monies on behalf of related party entities: Occasionally, the Company will pay monies on behalf of an affiliate or an affiliate will pay monies on behalf of the Company.

At September 30, 2024, the Company was released from its obligation of $192,069 to an affiliate where a shareholder has a controlling interest in the affiliate for services received. The Company recognized a gain on settlement of due to affiliates as a component of other (expense) income on the accompanying consolidated statements of operations for the year ended September 30, 2024.

At September 30, 2023, the balance of $229,837 owed from one affiliate where a shareholder has a controlling interest in the affiliate, represented advances made to the affiliate and monies that the Company paid on behalf of the affiliate, were written off after exhaustive efforts at collection.

Loans payable – related parties: The Company has entered into several promissory notes with shareholders and affiliates during the years ended September 30, 2024 and 2023 (see Note 10).

Notes receivable – related parties

Shareholder note receivable: The Company originated a note receivable to a shareholder in the principal amount of $35,000 on September 1, 2022. The note bears a fixed interest rate of 5.0% per annum with $17,500 maturing on March 1, 2023 and $17,500 maturing on September 1, 2023. The principal was funded with cash custodial money. In April 2024, the outstanding balance under the note and accrued and unpaid interest totaling $37,198 and$3,007, respectively was exchanged for loan payable – related parties (see Note 10).

Brilliant note receivable: During the year ended September 30, 2023, the Company made non-interest bearings loans with an aggregate principal of $299,650 to Brilliant. The principal was payable promptly after the date on which Brilliant consummated an initial business combination with a target business. These loans were not convertible into any securities of Brilliant. At September 30, 2023, the amount of $299,650 was written off after exhaustive efforts at collection.

Line of credit:  On July 31, 2023, the Company entered into a credit deed providing a $1,000,000 line of credit (the “Line of Credit”) to an affiliate a shareholder’s sibling controls. The Line of Credit allows the borrower to request loans thereunder until total advances reach $1.0 million. Amounts drawn under the Line of Credit bear interest at an annual rate of 8.0% and installment repayments commence on December 31, 2023. The Line of Credit was collateralized by 133,514 shares of the Company’s common stock that are owned by the borrower.

During the year ended September 30, 2023, $764,892 was advanced to the borrower under the Line of Credit. At September 30, 2023, the Company recorded a reserve for credit loss of $637,072 on the Line of Credit. During December 2023, the Company and the related party company entered into a Stock Transfer Agreement pursuant to which the collateral, 133,514 shares of the Company’s common stock owed by the related party, were to be transferred to the Company to satisfy the amount owed under the Line of Credit. As of September 30, 2024, the transfer of the 133,514 shares of the Company’s common stock back to the Company had not occurred and management deemed it remote that the transfer will occur. During the year ended September 30, 2024, the Company collected $132,826. At September 30, 2024, after exhaustive efforts at collection of the outstanding amounts owed under the Line of Credit and unsuccessful attempts to collect the collateral, the Company wrote off the remaining outstanding balance of the Line of Credit against the reserve for credit loss.

For the years ended September 30, 2024 and 2023, the interest income related to notes receivable – related parties amounted to $949 and $12,082, respectively, and has been included as a component of other income (expense), net on the accompanying consolidated statements of operations and comprehensive loss.

As of September 30, 2024 and 2023, the outstanding interest receivable related to the notes receivable – related parties was $0 and $12,179, respectively, and was included as a component of other current assets on the accompanying consolidated balance sheets.

Management determined the due from affiliates and notes receivables – related party to be fully collectable. Therefore, no reserve for credit losses is deemed to be required on notes receivable – related party or due from affiliates at September 30, 2024. At September 30, 2023. The Company recorded a reserve for credit loss of $10,199 for the accrued and unpaid interest associated with the notes receivable – related parties. During the year ended September 30, 2024, the Company wrote off the outstanding balance of the accrued and unpaid interest against the reserve for credit loss.

Digital currency assets and liabilities – related parties

At September 30, 2024 and 2023, customer digital currency assets and liabilities, amounted to $20,020 and $0, respectively, which was included in customer digital currency assets and liabilities on the accompanying consolidated balance sheets.